Revenue and operating segments (Details 3) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	kr 163,596	kr 155,109
One Year [Member]
IfrsStatementLineItems [Line Items]
Total	34,071	62,125
Two Year [Member]
IfrsStatementLineItems [Line Items]
Total	43,003	34,936
Three Year [Member]
IfrsStatementLineItems [Line Items]
Total	39,016	28,666
Four Year [Member]
IfrsStatementLineItems [Line Items]
Total	30,114	19,653
Five Year [Member]
IfrsStatementLineItems [Line Items]
Total	17,177	9,051
Six Year [Member]
IfrsStatementLineItems [Line Items]
Total	kr 216	kr 678